General Information (Detail) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GENERAL INFORMATION
Number of employees	1,952	2,077
Average number of employees	2,003	2,134
Enel S.p.A.
GENERAL INFORMATION
Ownership interest	64.93%